UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2013

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents

3 Performance Summary
3 Portfolio Summary
4 Portfolio Manager
5 Investment Portfolio
17 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
21 Financial Highlights
24 Notes to Financial Statements
29 Information About Your Fund's Expenses
29 Proxy Voting
31 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2013 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 are 0.35%, 0.60% and 0.75% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2013)
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,360	$12,025	$16,475	$13,864	$19,723
	Average annual total return	13.60%	20.25%	18.11%	6.75%	7.03%
S&P 500 Index	Growth of $10,000	$11,382	$12,060	$16,620	$14,033	$20,225
	Average annual total return	13.82%	20.60%	18.45%	7.01%	7.30%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,353	$12,001	$16,355	$13,696	$19,253
	Average annual total return	13.53%	20.01%	17.82%	6.49%	6.77%
S&P 500 Index	Growth of $10,000	$11,382	$12,060	$16,620	$14,033	$20,225
	Average annual total return	13.82%	20.60%	18.45%	7.01%	7.30%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B2	Growth of $10,000	$11,344	$11,984	$16,282	$13,593	$14,592
	Average annual total return	13.44%	19.84%	17.64%	6.33%	4.98%
S&P 500 Index	Growth of $10,000	$11,382	$12,060	$16,620	$14,033	$15,415
	Average annual total return	13.82%	20.60%	18.45%	7.01%	5.74%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced offering Class B2 shares on September 16, 2005. The performance shown for the index is for the time period of September 30, 2005 through June 30, 2013, which is based on the performance period of the life of Class B2.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/13	12/31/12

Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/13	12/31/12

Information Technology	18%	19%
Financials	16%	16%
Health Care	13%	12%
Consumer Discretionary	12%	11%
Energy	11%	11%
Consumer Staples	11%	11%
Industrials	10%	10%
Materials	3%	4%
Utilities	3%	3%
Telecommunication Services	3%	3%
	100%	100%

Ten Largest Equity Holdings (17.9% of Net Assets)
1. Exxon Mobil Corp. Explorer and producer of oil and gas	2.8%
2. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	2.6%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.8%
4. Johnson & Johnson Manufacturer of health care products and provider of related services	1.7%
5. General Electric Co. Globally diversified technology and financial services company	1.6%
6. Google, Inc. Provides a Web-based search engine for the Internet	1.6%
7. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.6%
8. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.4%
10. Wells Fargo & Co. A diversified financial services company	1.4%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Portfolio Manager

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Investment Portfolio June 30, 2013 (Unaudited)
	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 12.0%
Auto Components 0.4%
BorgWarner, Inc.*	4,388	378,026
Delphi Automotive PLC	11,144	564,889
Goodyear Tire & Rubber Co.*	9,286	141,983
Johnson Controls, Inc.	26,484	947,863
		2,032,761
Automobiles 0.7%
Ford Motor Co.	151,077	2,337,161
General Motors Co.*	29,673	988,408
Harley-Davidson, Inc.	8,628	472,987
		3,798,556
Distributors 0.1%
Genuine Parts Co.	5,993	467,874
Diversified Consumer Services 0.1%
H&R Block, Inc.	10,603	294,233
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	16,953	581,318
Chipotle Mexican Grill, Inc.*	1,176	428,476
Darden Restaurants, Inc.	5,075	256,186
International Game Technology	9,742	162,789
Marriott International, Inc. "A"	9,186	370,839
McDonald's Corp.	38,565	3,817,935
Starbucks Corp.	28,725	1,881,200
Starwood Hotels & Resorts Worldwide, Inc.	7,407	468,048
Wyndham Worldwide Corp.	5,175	296,165
Wynn Resorts Ltd.	3,082	394,496
Yum! Brands, Inc.	17,282	1,198,334
		9,855,786
Household Durables 0.3%
D.R. Horton, Inc.	10,774	229,271
Garmin Ltd. (a)	4,310	155,850
Harman International Industries, Inc.	2,537	137,505
Leggett & Platt, Inc.	5,497	170,902
Lennar Corp. "A" (a)	6,387	230,187
Newell Rubbermaid, Inc.	10,955	287,569
Pulte Group, Inc.* (a)	12,949	245,643
Whirlpool Corp.	3,043	347,997
		1,804,924
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	13,998	3,887,104
Expedia, Inc.	3,585	215,638
Netflix, Inc.*	2,165	457,010
Priceline.com, Inc.*	1,982	1,639,372
TripAdvisor, Inc.*	4,249	258,637
		6,457,761
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	4,451	199,538
Mattel, Inc.	13,323	603,665
		803,203
Media 3.6%
Cablevision Systems Corp. (New York Group) "A"	8,502	143,004
CBS Corp. "B"	21,920	1,071,230
Comcast Corp. "A"	101,180	4,237,418
	Shares	Value ($)

DIRECTV*	21,457	1,322,180
Discovery Communications, Inc. "A"* (a)	9,361	722,763
Gannett Co., Inc.	8,951	218,942
Interpublic Group of Companies, Inc.	16,400	238,620
News Corp. "A"	76,651	2,498,823
Omnicom Group, Inc. (a)	9,989	628,008
Scripps Networks Interactive "A"	3,309	220,909
Time Warner Cable, Inc.	11,180	1,257,526
Time Warner, Inc.	35,830	2,071,691
Viacom, Inc. "B"	17,135	1,166,037
Walt Disney Co. (a)	69,203	4,370,169
Washington Post Co. "B" (a)	168	81,273
		20,248,593
Multiline Retail 0.8%
Dollar General Corp.*	11,519	580,903
Dollar Tree, Inc.*	8,549	434,631
Family Dollar Stores, Inc.	3,614	225,188
J.C. Penney Co., Inc.* (a)	5,336	91,139
Kohl's Corp.	7,856	396,807
Macy's, Inc.	14,805	710,640
Nordstrom, Inc.	5,674	340,100
Target Corp. (a)	24,689	1,700,084
		4,479,492
Specialty Retail 2.3%
Abercrombie & Fitch Co. "A"	3,046	137,831
AutoNation, Inc.*	1,567	67,992
AutoZone, Inc.*	1,391	589,353
Bed Bath & Beyond, Inc.*	8,402	595,702
Best Buy Co., Inc.	10,372	283,467
CarMax, Inc.*	8,617	397,761
GameStop Corp. "A" (a)	4,453	187,160
Home Depot, Inc.	56,146	4,349,631
L Brands, Inc.	9,267	456,400
Lowe's Companies, Inc.	41,218	1,685,816
O'Reilly Automotive, Inc.*	4,263	480,099
PetSmart, Inc.	3,891	260,658
Ross Stores, Inc.	8,485	549,913
Staples, Inc.	25,521	404,763
The Gap, Inc.	11,143	464,997
Tiffany & Co.	4,656	339,143
TJX Companies, Inc.	27,658	1,384,559
Urban Outfitters, Inc.*	4,242	170,613
		12,805,858
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	10,746	613,489
Fossil Group, Inc.*	2,062	213,025
NIKE, Inc. "B"	27,807	1,770,750
PVH Corp.	3,116	389,656
Ralph Lauren Corp.	2,359	409,853
VF Corp.	3,373	651,191
		4,047,964
Consumer Staples 10.4%
Beverages 2.4%
Beam, Inc.	6,193	390,840
Brown-Forman Corp. "B"	5,867	396,316
Coca-Cola Co.	147,193	5,903,911
Coca-Cola Enterprises, Inc.	9,984	351,037
Constellation Brands, Inc. "A"*	5,963	310,792
	Shares	Value ($)

Dr. Pepper Snapple Group, Inc.	7,729	354,993
Molson Coors Brewing Co. "B"	6,097	291,802
Monster Beverage Corp.*	5,626	341,892
PepsiCo, Inc.	59,426	4,860,453
		13,202,036
Food & Staples Retailing 2.3%
Costco Wholesale Corp. (a)	16,783	1,855,696
CVS Caremark Corp.	47,040	2,689,747
Kroger Co.	20,122	695,014
Safeway, Inc. (a)	9,302	220,085
Sysco Corp. (a)	22,784	778,302
Wal-Mart Stores, Inc.	62,970	4,690,635
Walgreen Co.	33,174	1,466,291
Whole Foods Market, Inc.	13,220	680,566
		13,076,336
Food Products 1.7%
Archer-Daniels-Midland Co.	25,254	856,363
Campbell Soup Co. (a)	6,775	303,452
ConAgra Foods, Inc.	15,982	558,251
General Mills, Inc.	24,785	1,202,816
Hormel Foods Corp.	5,219	201,349
Kellogg Co. (a)	9,723	624,508
Kraft Foods Group, Inc.	22,894	1,279,088
McCormick & Co., Inc.	5,027	353,700
Mead Johnson Nutrition Co.	7,834	620,688
Mondelez International, Inc. "A"	68,568	1,956,245
The Hershey Co. (a)	5,800	517,824
The JM Smucker Co.	4,155	428,588
Tyson Foods, Inc. "A"	11,057	283,944
		9,186,816
Household Products 2.1%
Clorox Co.	5,095	423,598
Colgate-Palmolive Co.	33,723	1,931,991
Kimberly-Clark Corp.	14,751	1,432,912
Procter & Gamble Co.	105,336	8,109,819
		11,898,320
Personal Products 0.2%
Avon Products, Inc.	16,776	352,799
Estee Lauder Companies, Inc. "A"	9,255	608,702
		961,501
Tobacco 1.7%
Altria Group, Inc.	77,061	2,696,365
Lorillard, Inc.	14,400	628,992
Philip Morris International, Inc.	62,878	5,446,492
Reynolds American, Inc. (a)	12,327	596,257
		9,368,106
Energy 10.4%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	16,888	779,044
Cameron International Corp.*	9,478	579,675
Diamond Offshore Drilling, Inc. (a)	2,688	184,908
Ensco PLC "A"	8,901	517,326
FMC Technologies, Inc.* (a)	9,187	511,532
Halliburton Co.	35,924	1,498,749
Helmerich & Payne, Inc.	4,147	258,980
Nabors Industries Ltd.	11,194	171,380
National Oilwell Varco, Inc.	16,356	1,126,929
Noble Corp.	9,761	366,818
Rowan Companies PLC "A"*	4,875	166,091
Schlumberger Ltd.	51,064	3,659,246
		9,820,678
	Shares	Value ($)

Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	19,292	1,657,762
Apache Corp.	15,012	1,258,456
Cabot Oil & Gas Corp.	8,051	571,782
Chesapeake Energy Corp. (a)	20,166	410,983
Chevron Corp.	74,555	8,822,839
ConocoPhillips	46,956	2,840,838
CONSOL Energy, Inc.	8,881	240,675
Denbury Resources, Inc.*	14,098	244,177
Devon Energy Corp.	14,467	750,548
EOG Resources, Inc.	10,490	1,381,323
EQT Corp.	5,731	454,869
Exxon Mobil Corp.	170,858	15,437,020
Hess Corp.	11,539	767,228
Kinder Morgan, Inc.	24,157	921,590
Marathon Oil Corp.	27,385	946,973
Marathon Petroleum Corp.	12,475	886,473
Murphy Oil Corp.	6,903	420,324
Newfield Exploration Co.*	5,130	122,556
Noble Energy, Inc.	13,748	825,430
Occidental Petroleum Corp.	30,985	2,764,791
Peabody Energy Corp.	10,575	154,818
Phillips 66	23,812	1,402,765
Pioneer Natural Resources Co.	5,245	759,214
QEP Resources, Inc.	7,034	195,404
Range Resources Corp.	6,230	481,704
Southwestern Energy Co.*	13,607	497,064
Spectra Energy Corp.	25,843	890,550
Tesoro Corp.	5,182	271,122
Valero Energy Corp.	20,913	727,145
Williams Companies, Inc.	26,400	857,208
WPX Energy, Inc.*	7,705	145,933
		48,109,564
Financials 16.4%
Capital Markets 2.1%
Ameriprise Financial, Inc.	7,757	627,386
Bank of New York Mellon Corp.	44,539	1,249,319
BlackRock, Inc.	4,779	1,227,486
Charles Schwab Corp. (a)	42,065	893,040
E*TRADE Financial Corp.*	11,017	139,475
Franklin Resources, Inc.	5,296	720,362
Invesco Ltd.	17,056	542,381
Legg Mason, Inc. (a)	4,158	128,940
Morgan Stanley	52,578	1,284,481
Northern Trust Corp.	8,915	516,178
State Street Corp.	17,492	1,140,653
T. Rowe Price Group, Inc. (a)	9,879	722,649
The Goldman Sachs Group, Inc.	16,567	2,505,759
		11,698,109
Commercial Banks 2.9%
BB&T Corp. (a)	26,827	908,899
Comerica, Inc.	7,050	280,801
Fifth Third Bancorp. (a)	33,597	606,426
Huntington Bancshares, Inc.	32,393	255,257
KeyCorp	35,263	389,304
M&T Bank Corp. (a)	4,742	529,918
PNC Financial Services Group, Inc.	20,416	1,488,735
Regions Financial Corp.	54,107	515,640
SunTrust Banks, Inc. (a)	20,578	649,647
U.S. Bancorp.	71,149	2,572,036
Wells Fargo & Co.	189,390	7,816,125
	Shares	Value ($)

Zions Bancorp. (a)	7,054	203,720
		16,216,508
Consumer Finance 1.0%
American Express Co.	36,691	2,743,019
Capital One Financial Corp.	22,481	1,412,032
Discover Financial Services	18,758	893,631
SLM Corp.	17,111	391,157
		5,439,839
Diversified Financial Services 3.9%
Bank of America Corp.	414,028	5,324,400
Citigroup, Inc.	116,956	5,610,379
CME Group, Inc.	11,821	898,160
IntercontinentalExchange, Inc.* (a)	2,817	500,750
JPMorgan Chase & Co.	145,285	7,669,595
Leucadia National Corp.	11,209	293,900
McGraw-Hill Companies, Inc.	10,536	560,410
Moody's Corp.	7,503	457,158
NYSE Euronext	9,231	382,163
The NASDAQ OMX Group, Inc.	4,616	151,359
		21,848,274
Insurance 4.3%
ACE Ltd.	13,036	1,166,461
Aflac, Inc.	17,948	1,043,138
Allstate Corp.	17,992	865,775
American International Group, Inc.*	56,813	2,539,541
Aon PLC	11,909	766,344
Assurant, Inc.	2,971	151,254
Berkshire Hathaway, Inc. "B"*	70,123	7,848,166
Chubb Corp.	9,907	838,627
Cincinnati Financial Corp.	5,686	260,987
Genworth Financial, Inc. "A"*	18,810	214,622
Hartford Financial Services Group, Inc.	17,514	541,533
Lincoln National Corp.	10,305	375,823
Loews Corp.	11,769	522,544
Marsh & McLennan Companies, Inc.	21,195	846,104
MetLife, Inc.	42,138	1,928,235
Principal Financial Group, Inc. (a)	10,542	394,798
Progressive Corp.	21,268	540,633
Prudential Financial, Inc.	17,955	1,311,254
The Travelers Companies, Inc.	14,504	1,159,160
Torchmark Corp.	3,611	235,220
Unum Group	10,197	299,486
XL Group PLC	11,210	339,887
		24,189,592
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	15,161	1,109,330
Apartment Investment & Management Co. "A" (REIT)	5,677	170,537
AvalonBay Communities, Inc. (REIT)	4,659	628,546
Boston Properties, Inc. (REIT)	5,824	614,257
Equity Residential (REIT) (a)	12,256	711,583
HCP, Inc. (REIT)	17,388	790,111
Health Care REIT, Inc. (REIT) (a)	10,913	731,498
Host Hotels & Resorts, Inc. (REIT)	28,596	482,415
Kimco Realty Corp. (REIT)	15,823	339,087
Plum Creek Timber Co., Inc. (REIT)	6,331	295,468
Prologis, Inc. (REIT) (a)	19,188	723,771
Public Storage (REIT)	5,544	850,062
Simon Property Group, Inc. (REIT)	11,945	1,886,354
The Macerich Co. (REIT)	5,363	326,982
	Shares	Value ($)

Ventas, Inc. (REIT)	11,319	786,218
Vornado Realty Trust (REIT) (a)	6,553	542,916
Weyerhaeuser Co. (REIT)	20,892	595,213
		11,584,348
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	11,727	273,943
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	18,794	172,153
People's United Financial, Inc. (a)	12,882	191,942
		364,095
Health Care 12.6%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc.*	7,484	690,324
Amgen, Inc.	28,825	2,843,874
Biogen Idec, Inc.*	9,123	1,963,270
Celgene Corp.*	16,049	1,876,288
Gilead Sciences, Inc.* (a)	58,623	3,002,084
Regeneron Pharmaceuticals, Inc.* (a)	2,928	658,449
		11,034,289
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	59,935	2,090,533
Baxter International, Inc.	20,812	1,441,647
Becton, Dickinson & Co.	7,414	732,725
Boston Scientific Corp.*	51,732	479,556
C.R. Bard, Inc. (a)	2,891	314,194
CareFusion Corp.*	8,320	306,592
Covidien PLC	18,116	1,138,409
DENTSPLY International, Inc.	5,554	227,492
Edwards Lifesciences Corp.*	4,304	289,229
Intuitive Surgical, Inc.*	1,548	784,186
Medtronic, Inc.	38,802	1,997,139
St. Jude Medical, Inc.	10,845	494,857
Stryker Corp.	11,107	718,401
Varian Medical Systems, Inc.*	4,218	284,504
Zimmer Holdings, Inc.	6,436	482,314
		11,781,778
Health Care Providers & Services 2.0%
Aetna, Inc.	14,533	923,427
AmerisourceBergen Corp.	8,935	498,841
Cardinal Health, Inc.	13,231	624,503
CIGNA Corp.	10,933	792,533
DaVita HealthCare Partners, Inc.*	3,274	395,499
Express Scripts Holding Co.*	31,390	1,936,449
Humana, Inc.	6,011	507,208
Laboratory Corp. of America Holdings* (a)	3,527	353,053
McKesson Corp.	8,716	997,982
Patterson Companies, Inc.	3,146	118,290
Quest Diagnostics, Inc. (a)	6,055	367,115
Tenet Healthcare Corp.*	4,088	188,457
UnitedHealth Group, Inc.	39,154	2,563,804
WellPoint, Inc.	11,531	943,697
		11,210,858
Health Care Technology 0.1%
Cerner Corp.*	5,582	536,374
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	13,168	563,064
Life Technologies Corp.*	6,674	493,943
PerkinElmer, Inc.	4,220	137,150
Thermo Fisher Scientific, Inc. (a)	13,829	1,170,348
	Shares	Value ($)

Waters Corp.*	3,329	333,066
		2,697,571
Pharmaceuticals 5.9%
AbbVie, Inc.	60,867	2,516,242
Actavis, Inc.*	4,896	617,973
Allergan, Inc.	11,392	959,662
Bristol-Myers Squibb Co.	63,134	2,821,459
Eli Lilly & Co.	38,061	1,869,556
Forest Laboratories, Inc.*	8,901	364,941
Hospira, Inc.* (a)	6,321	242,158
Johnson & Johnson	107,977	9,270,905
Merck & Co., Inc.	116,076	5,391,730
Mylan, Inc.* (a)	14,638	454,217
Perrigo Co.	3,419	413,699
Pfizer, Inc.	255,640	7,160,477
Zoetis, Inc.	19,766	610,581
		32,693,600
Industrials 10.0%
Aerospace & Defense 2.5%
Boeing Co.	26,262	2,690,279
General Dynamics Corp.	12,749	998,629
Honeywell International, Inc.	30,275	2,402,019
L-3 Communications Holdings, Inc.	3,490	299,233
Lockheed Martin Corp. (a)	10,184	1,104,557
Northrop Grumman Corp.	9,029	747,601
Precision Castparts Corp.	5,619	1,269,950
Raytheon Co.	12,445	822,863
Rockwell Collins, Inc.	5,203	329,922
Textron, Inc.	10,692	278,527
United Technologies Corp.	32,544	3,024,639
		13,968,219
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	6,124	344,843
Expeditors International of Washington, Inc.	8,012	304,536
FedEx Corp.	11,345	1,118,390
United Parcel Service, Inc. "B"	27,302	2,361,077
		4,128,846
Airlines 0.1%
Southwest Airlines Co.	27,487	354,307
Building Products 0.0%
Masco Corp.	13,760	268,182
Commercial Services & Supplies 0.5%
ADT Corp. (a)	8,365	333,345
Avery Dennison Corp.	3,899	166,721
Cintas Corp.	3,927	178,836
Iron Mountain, Inc.	6,433	171,182
Pitney Bowes, Inc. (a)	7,673	112,640
Republic Services, Inc.	11,250	381,825
Stericycle, Inc.*	3,332	367,953
Tyco International Ltd.	17,850	588,157
Waste Management, Inc.	16,779	676,697
		2,977,356
Construction & Engineering 0.2%
Fluor Corp.	6,317	374,661
Jacobs Engineering Group, Inc.*	5,051	278,462
Quanta Services, Inc.*	8,141	215,411
		868,534
Electrical Equipment 0.7%
Eaton Corp. PLC	18,215	1,198,729
Emerson Electric Co. (a)	27,529	1,501,432
	Shares	Value ($)

Rockwell Automation, Inc.	5,400	448,956
Roper Industries, Inc.	3,827	475,390
		3,624,507
Industrial Conglomerates 2.4%
3M Co.	24,366	2,664,422
Danaher Corp.	22,286	1,410,704
General Electric Co.	397,455	9,216,981
		13,292,107
Machinery 1.7%
Caterpillar, Inc. (a)	25,275	2,084,935
Cummins, Inc.	6,774	734,708
Deere & Co.	14,947	1,214,444
Dover Corp.	6,571	510,304
Flowserve Corp. (a)	5,421	292,788
Illinois Tool Works, Inc. (a)	15,954	1,103,538
Ingersoll-Rand PLC	10,601	588,568
Joy Global, Inc.	4,047	196,401
PACCAR, Inc. (a)	13,623	731,010
Pall Corp. (a)	4,354	289,236
Parker Hannifin Corp.	5,756	549,123
Pentair Ltd. (Registered)	7,860	453,443
Snap-on, Inc.	2,191	195,832
Stanley Black & Decker, Inc.	6,264	484,207
Xylem, Inc.	7,228	194,722
		9,623,259
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	1,582	154,166
Equifax, Inc.	4,575	269,605
Robert Half International, Inc.	5,469	181,735
		605,506
Road & Rail 0.9%
CSX Corp.	39,119	907,170
Kansas City Southern	4,224	447,575
Norfolk Southern Corp.	12,053	875,650
Ryder System, Inc.	2,058	125,106
Union Pacific Corp.	17,926	2,765,623
		5,121,124
Trading Companies & Distributors 0.2%
Fastenal Co.	10,287	471,659
W.W. Grainger, Inc.	2,312	583,040
		1,054,699
Information Technology 17.6%
Communications Equipment 1.9%
Cisco Systems, Inc.	205,419	4,993,736
F5 Networks, Inc.*	3,027	208,258
Harris Corp.	4,138	203,796
JDS Uniphase Corp.*	8,939	128,543
Juniper Networks, Inc.*	19,275	372,200
Motorola Solutions, Inc.	10,459	603,798
QUALCOMM, Inc.	66,414	4,056,567
		10,566,898
Computers & Peripherals 3.8%
Apple, Inc.	36,076	14,288,982
Dell, Inc.	56,495	754,208
EMC Corp.	80,771	1,907,811
Hewlett-Packard Co.	74,123	1,838,251
NetApp, Inc.*	13,894	524,915
SanDisk Corp.*	9,370	572,507
Seagate Technology PLC	12,248	549,078
Western Digital Corp.	8,197	508,952
		20,944,704
	Shares	Value ($)

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	6,205	483,618
Corning, Inc.	56,513	804,180
FLIR Systems, Inc.	5,486	147,957
Jabil Circuit, Inc.	6,864	139,888
Molex, Inc.	5,240	153,742
TE Connectivity Ltd.	15,927	725,316
		2,454,701
Internet Software & Services 2.3%
Akamai Technologies, Inc.*	6,821	290,233
eBay, Inc.*	44,935	2,324,038
Google, Inc. "A"*	10,328	9,092,461
VeriSign, Inc.*	5,901	263,539
Yahoo!, Inc.*	36,606	919,177
		12,889,448
IT Services 3.6%
Accenture PLC "A"	24,992	1,798,424
Automatic Data Processing, Inc.	18,617	1,281,967
Cognizant Technology Solutions Corp. "A"*	11,642	728,906
Computer Sciences Corp.	5,753	251,809
Fidelity National Information Services, Inc.	11,259	482,336
Fiserv, Inc.*	5,064	442,644
International Business Machines Corp.	40,060	7,655,867
MasterCard, Inc. "A"	4,019	2,308,915
Paychex, Inc. (a)	12,532	457,669
SAIC, Inc. (a)	11,149	155,306
Teradata Corp.*	6,284	315,645
Total System Services, Inc.	6,128	150,013
Visa, Inc. "A" (a)	19,482	3,560,335
Western Union Co.	21,528	368,344
		19,958,180
Office Electronics 0.1%
Xerox Corp.	46,800	424,476
Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc.* (a)	23,910	97,553
Altera Corp.	12,285	405,282
Analog Devices, Inc.	11,957	538,783
Applied Materials, Inc.	46,002	685,890
Broadcom Corp. "A"	20,082	677,968
First Solar, Inc.*	2,554	114,240
Intel Corp. (a)	191,090	4,628,200
KLA-Tencor Corp.	6,292	350,653
Lam Research Corp.*	6,314	279,963
Linear Technology Corp.	8,885	327,323
LSI Corp.*	20,717	147,919
Microchip Technology, Inc. (a)	7,615	283,659
Micron Technology, Inc.* (a)	39,630	567,898
NVIDIA Corp. (a)	22,257	312,266
Teradyne, Inc.*	7,262	127,593
Texas Instruments, Inc.	42,692	1,488,670
Xilinx, Inc.	10,199	403,982
		11,437,842
Software 3.4%
Adobe Systems, Inc.*	19,362	882,133
Autodesk, Inc.*	8,571	290,900
BMC Software, Inc.*	5,120	231,117
CA, Inc.	12,609	360,996
Citrix Systems, Inc.*	7,210	434,979
Electronic Arts, Inc.*	11,504	264,247
	Shares	Value ($)

Intuit, Inc.	10,686	652,167
Microsoft Corp.	288,738	9,970,123
Oracle Corp.	141,238	4,338,831
Red Hat, Inc.*	7,289	348,560
Salesforce.com, Inc.* (a)	20,925	798,916
Symantec Corp.	26,853	603,387
		19,176,356
Materials 3.2%
Chemicals 2.4%
Air Products & Chemicals, Inc. (a)	7,967	729,538
Airgas, Inc.	2,534	241,896
CF Industries Holdings, Inc.	2,280	391,020
Dow Chemical Co.	46,505	1,496,066
E.I. du Pont de Nemours & Co.	35,390	1,857,975
Eastman Chemical Co.	5,964	417,540
Ecolab, Inc.	10,281	875,838
FMC Corp.	5,178	316,169
International Flavors & Fragrances, Inc.	3,147	236,528
LyondellBasell Industries NV "A"	14,549	964,017
Monsanto Co.	20,542	2,029,550
PPG Industries, Inc.	5,475	801,595
Praxair, Inc.	11,366	1,308,908
Sigma-Aldrich Corp. (a)	4,642	373,031
The Mosaic Co.	10,691	575,283
The Sherwin-Williams Co.	3,282	579,601
		13,194,555
Construction Materials 0.0%
Vulcan Materials Co.	5,053	244,616
Containers & Packaging 0.2%
Ball Corp.	5,619	233,413
Bemis Co., Inc.	3,932	153,898
MeadWestvaco Corp.	6,753	230,345
Owens-Illinois, Inc.*	6,261	173,993
Sealed Air Corp.	7,690	184,176
		975,825
Metals & Mining 0.5%
Alcoa, Inc.	40,705	318,313
Allegheny Technologies, Inc.	4,265	112,212
Cliffs Natural Resources, Inc. (a)	6,056	98,410
Freeport-McMoRan Copper & Gold, Inc.	39,797	1,098,795
Newmont Mining Corp.	19,216	575,519
Nucor Corp.	12,202	528,591
United States Steel Corp. (a)	5,334	93,505
		2,825,345
Paper & Forest Products 0.1%
International Paper Co.	17,136	759,296
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	206,786	7,320,224
CenturyLink, Inc. (a)	23,404	827,331
Frontier Communications Corp. (a)	39,212	158,809
Verizon Communications, Inc.	109,967	5,535,739
Windstream Corp. (a)	22,712	175,110
		14,017,213
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	11,238	813,519
Sprint Nextel Corp.* (a)	115,339	809,679
		1,623,198
	Shares	Value ($)

Utilities 3.3%
Electric Utilities 1.9%
American Electric Power Co., Inc.	18,664	835,774
Duke Energy Corp.	27,070	1,827,225
Edison International	12,622	607,875
Entergy Corp.	6,900	480,792
Exelon Corp.	32,810	1,013,173
FirstEnergy Corp.	16,034	598,710
NextEra Energy, Inc.	16,274	1,326,005
Northeast Utilities	12,100	508,442
Pepco Holdings, Inc.	9,497	191,459
Pinnacle West Capital Corp.	4,274	237,079
PPL Corp.	22,733	687,901
Southern Co.	33,425	1,475,045
Xcel Energy, Inc.	19,123	541,946
		10,331,426
Gas Utilities 0.1%
AGL Resources, Inc.	4,629	198,399
ONEOK, Inc.	7,968	329,158
		527,557
Independent Power Producers & Energy Traders 0.1%
AES Corp.	23,951	287,173
NRG Energy, Inc.	12,236	326,701
		613,874
Multi-Utilities 1.2%
Ameren Corp.	9,195	316,676
CenterPoint Energy, Inc.	16,654	391,202
CMS Energy Corp.	10,120	274,960
Consolidated Edison, Inc. (a)	11,272	657,270
Dominion Resources, Inc.	22,119	1,256,802
DTE Energy Co.	6,720	450,307
Integrys Energy Group, Inc.	2,994	175,239
NiSource, Inc.	12,032	344,596
PG&E Corp.	17,077	780,931
	Shares	Value ($)

Public Service Enterprise Group, Inc.	19,360	632,298
SCANA Corp.	5,355	262,931
Sempra Energy	8,679	709,595
TECO Energy, Inc.	7,974	137,073
Wisconsin Energy Corp.	8,894	364,565
		6,754,445
Total Common Stocks (Cost $394,617,221)		549,896,141

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.085%**, 10/17/2013 (Cost $1,399,421) (b)	1,400,000	1,399,779

	Shares	Value ($)

Securities Lending Collateral 8.8%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $49,181,554)	49,181,554	49,181,554

Cash Equivalents 1.0%
Central Cash Management Fund, 0.07% (c) (Cost $5,442,791)	5,442,791	5,442,791

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $450,640,987)†	108.8	605,920,265
Other Assets and Liabilities, Net	(8.8)	(49,064,374)
Net Assets	100.0	556,855,891

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $481,780,338. At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $124,139,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $180,284,356 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $56,144,429.

(a) All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale, that is also on loan (see Notes to Financial Statements). The value of securities loaned at June 30, 2013 amounted to $47,855,953, which is 8.6% of net assets.

(b) At June 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 Index	USD	9/20/2013	93	7,436,745	(21,623)

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$549,896,141	$—	$—	$549,896,141
Government & Agency Obligation	—	1,399,779	—	1,399,779
Short-Term Investments (e)	54,624,345	—	—	54,624,345
Total	$604,520,486	$1,399,779	$—	$605,920,265
Liabilities
Derivatives (f)	$(21,623)	$—	$—	$(21,623)
Total	$(21,623)	$—	$—	$(21,623)

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $396,016,642) — including $47,855,953 of securities loaned	$551,295,920
Investment in Daily Assets Fund Institutional (cost $49,181,554)*	49,181,554
Investment in Central Cash Management Fund (cost $5,442,791)	5,442,791
Total investments in securities, at value (cost $450,640,987)	605,920,265
Cash	62,338
Receivable for investments sold	71,481
Receivable for Fund shares sold	5,010
Dividends receivable	679,573
Interest receivable	5,744
Foreign taxes recoverable	362
Other assets	4,288
Total assets	606,749,061
Liabilities
Payable upon return of securities loaned	49,181,554
Payable for investments purchased	108,274
Payable for Fund shares redeemed	311,907
Payable for variation margin on futures contracts	34,009
Accrued management fee	92,812
Accrued Trustees' fees	427
Other accrued expenses and payables	164,187
Total liabilities	49,893,170
Net assets, at value	$556,855,891
Net Assets Consist of
Undistributed net investment income	6,273,175
Net unrealized appreciation (depreciation) on: Investments	155,279,278
Futures	(21,623)
Accumulated net realized gain (loss)	55,594,370
Paid-in capital	339,730,691
Net assets, at value	$556,855,891
Class A Net Asset Value, offering and redemption price per share ($533,914,612 ÷ 32,608,373 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.37
Class B Net Asset Value, offering and redemption price per share ($4,289,177 ÷ 261,745 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.39
Class B2 Net Asset Value, offering and redemption price per share ($18,652,102 ÷ 1,138,236 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$16.39

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,219)	$7,778,342
Interest	484
Income distributions — Central Cash Management Fund	6,268
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	39,495
Total income	7,824,589
Expenses: Management fee	730,269
Administration fee	365,134
Services to shareholders	3,610
Distribution service fees (Class B and Class B2)	72,370
Record keeping fee (Class B and Class B2)	14,445
Custodian fee	11,096
Professional fees	41,685
Reports to shareholders	45,009
Trustees' fees and expenses	15,226
Other	19,348
Total expenses before expense reductions	1,318,192
Expense reductions	(829)
Total expenses after expense reductions	1,317,363
Net investment income (loss)	6,507,226
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	9,403,081
Futures	1,740,420
In-kind redemptions	75,739,517
86,883,018
Change in net unrealized appreciation (depreciation) on: Investments	14,511,250
Futures	38,747
14,549,997
Net gain (loss)	101,433,015
Net increase (decrease) in net assets resulting from operations	$107,940,241

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income (loss)	$6,507,226	$14,189,149
Net realized gain (loss)	86,883,018	17,292,980
Change in net unrealized appreciation (depreciation)	14,549,997	74,359,439
Net increase (decrease) in net assets resulting from operations	107,940,241	105,841,568
Distributions to shareholders from: Net investment income: Class A	(13,318,863)	(11,798,114)
Class B	(787,551)	(708,034)
Class B2	(282,229)	(250,108)
Net realized gains: Class A	(15,821,037)	—
Class B	(1,084,819)	—
Class B2	(427,037)	—
Total distributions	(31,721,536)	(12,756,256)
Fund share transactions: Class A Proceeds from shares sold	18,001,591	49,568,733
Reinvestment of distributions	29,139,900	11,798,114
Cost of shares redeemed	(51,136,673)	(110,046,133)
In-kind redemptions	(198,780,061)	—
Net increase (decrease) in net assets from Class A share transactions	(202,775,243)	(48,679,286)
Class B Proceeds from shares sold	1,557,753	4,477,029
Reinvestment of distributions	1,872,370	708,034
Cost of shares redeemed	(6,227,120)	(9,806,887)
In-kind redemptions	(45,503,334)	—
Net increase (decrease) in net assets from Class B share transactions	(48,300,331)	(4,621,824)
Class B2 Proceeds from shares sold	197,251	473,923
Reinvestment of distributions	709,266	250,108
Cost of shares redeemed	(2,489,449)	(2,459,841)
Net increase (decrease) in net assets from Class B2 share transactions	(1,582,932)	(1,735,810)
Increase (decrease) in net assets	(176,439,801)	38,048,392
Net assets at beginning of period	733,295,692	695,247,300
Net assets at end of period (including undistributed net investment income of $6,273,175 and $14,154,592, respectively)	$556,855,891	$733,295,692

The accompanying notes are an integral part of the financial statements.

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Class A Shares outstanding at beginning of period	44,517,365	47,896,105
Shares sold	1,119,016	3,396,342
Shares issued to shareholders in reinvestment of distributions	1,809,932	818,177
Shares redeemed	(3,124,324)	(7,593,259)
In-kind redemptions	(11,713,616)	—
Net increase (decrease) in Class A shares	(11,908,992)	(3,378,740)
Shares outstanding at end of period	32,608,373	44,517,365
Class B Shares outstanding at beginning of period	3,108,562	3,425,349
Shares sold	95,696	309,884
Shares issued to shareholders in reinvestment of distributions	116,152	49,033
Shares redeemed	(378,846)	(675,704)
In-kind redemptions	(2,679,819)	—
Net increase (decrease) in Class B shares	(2,846,817)	(316,787)
Shares outstanding at end of period	261,745	3,108,562
Class B2 Shares outstanding at beginning of period	1,234,243	1,355,747
Shares sold	11,875	32,979
Shares issued to shareholders in reinvestment of distributions	43,999	17,320
Shares redeemed	(151,881)	(171,803)
Net increase (decrease) in Class B2 shares	(96,007)	(121,504)
Shares outstanding at end of period	1,138,236	1,234,243

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$15.01		$13.20	$13.17	$11.68	$9.55		$15.53
Income (loss) from investment operations: Net investment income (loss)a	.14		.28	.23	.21	.21		.27
Net realized and unrealized gain (loss)	1.89		1.78	.03	1.51	2.20		(5.93)
Total from investment operations	2.03		2.06	.26	1.72	2.41		(5.66)
Less distributions from: Net investment income	(.31)		(.25)	(.23)	(.23)	(.28)		(.32)
Net realized gains on investment transactions	(.36)		—	—	—	—		—
Total distributions	(.67)		(.25)	(.23)	(.23)	(.28)		(.32)
Net asset value, end of period	$16.37		$15.01	$13.20	$13.17	$11.68		$9.55
Total Return (%)	13.60	**	15.70	1.83	14.70	26.32	b	(37.15	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	534		668	632	699	678		584
Ratio of expenses before expense reductions (%)	.34	*	.35	.33	.33	.34		.33
Ratio of expenses after expense reductions (%)	.34	*	.35	.33	.33	.32		.28
Ratio of net investment income (loss) (%)	1.77	*	1.95	1.74	1.74	2.10		2.07
Portfolio turnover rate (%)	2	c**	4	6	5	8		6
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$15.00		$13.19	$13.17	$11.68	$9.54		$15.52
Income (loss) from investment operations: Net investment income (loss)a	.18		.25	.20	.18	.18		.24
Net realized and unrealized gain (loss)	1.83		1.78	.01	1.51	2.22		(5.94)
Total from investment operations	2.01		2.03	.21	1.69	2.40		(5.70)
Less distributions from: Net investment income	(.26)		(.22)	(.19)	(.20)	(.26)		(.28)
Net realized gains on investment transactions	(.36)		—	—	—	—		—
Total distributions	(.62)		(.22)	(.19)	(.20)	(.26)		(.28)
Net asset value, end of period	$16.39		$15.00	$13.19	$13.17	$11.68		$9.54
Total Return (%)	13.53	**	15.42	1.50	14.52	26.03	b	(37.34	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		47	45	53	50		40
Ratio of expenses before expense reductions (%)	.58	*	.60	.58	.58	.59		.58
Ratio of expenses after expense reductions (%)	.58	*	.60	.58	.58	.57		.53
Ratio of net investment income (loss) (%)	2.19	*	1.70	1.49	1.49	1.85		1.82
Portfolio turnover rate (%)	2	c**	4	6	5	8		6
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B2	Six Months Ended 6/30/13 (Unaudited)		2012		2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$14.99		$13.18		$13.15	$11.67	$9.54		$15.51
Income (loss) from investment operations: Net investment income (loss)a	.11		.22		.18	.16	.17		.22
Net realized and unrealized gain (loss)	1.89		1.78		.02	1.50	2.21		(5.93)
Total from investment operations	2.00		2.00		.20	1.66	2.38		(5.71)
Less distributions from: Net investment income	(.24)		(.19)		(.17)	(.18)	(.25)		(.26)
Net realized gains on investment transactions	(.36)		—		—	—	—		—
Total distributions	(.60)		(.19)		(.17)	(.18)	(.25)		(.26)
Net asset value, end of period	$16.39		$14.99		$13.18	$13.15	$11.67		$9.54
Total Return (%)	13.44	b**	15.26	b	1.43	14.29	25.79	b	(37.36	)b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19		19		18	20	21		19
Ratio of expenses before expense reductions (%)	.74	*	.75		.73	.73	.74		.72
Ratio of expenses after expense reductions (%)	.73	*	.74		.73	.73	.70		.63
Ratio of net investment income (loss) (%)	1.40	*	1.55		1.34	1.34	1.72		1.72
Portfolio turnover rate (%)	2	c**	4		6	5	8		6
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B2 shares are subject to record keeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2013, the Fund had securities on loan with a gross value of $47,855,953. The value of the related collateral, $49,181,554, exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2013, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $7,437,000 to $20,591,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(21,623)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,740,420

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$38,747

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments and in-kind redemptions) aggregated $16,491,002 and $34,167,991, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund and is paid by the Advisor for its services. As investment sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2013, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.38%
Class B	.63%
Class B2	.73%

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $365,134, of which $46,406 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2013, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2013
Class B	$48,304	$881
Class B2	24,066	3,933
	$72,370	$4,814

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2013
Class A	$284	$—	$93
Class B	50	—	21
Class B2	20	20	—
	$354	$20	$114

For the six months ended June 30, 2013, the Advisor reimbursed the Fund $809 of record keeping expenses for Class B2 shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,584, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2013, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,389.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2013.

F. Ownership of the Fund

At June 30, 2013, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 48% and 17%, respectively. At June 30, 2013, three participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Fund, owning 44%, 30% and 23%. At June 30, 2013, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2013, the Fund realized $75,739,517 of net gain attributable to in-kind redemptions.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B-2 shares limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,136.00	$1,135.30	$1,134.40
Expenses Paid per $1,000*	$1.80	$3.07	$3.86

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/13	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,023.11	$1,021.92	$1,021.17
Expenses Paid per $1,000*	$1.71	$2.91	$3.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.34%	.58%	.73%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-equ500-3 (R-028371-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013